G                                                      GW&K
W                                                      Equity
&                                                      Fund
K
                                                       GW&K
                                                       Government
                                                       Securities
                                                       Fund

February 9, 1998


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  The Gannett Welsh & Kotler Funds (the "Trust)
     File Nos. 333-06093 and 811-07673

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 2 has been filed electronically.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Assistant Secretary


                                                           Investment Adviser
                                                           Gannett
                                                           Welsh & Kotler
                                                           Incorporated

                                                           Shareholder Services
                                                           Countrywide Fund
                                                           Services, Inc.
                                                           P.O. Box 5354
                                                           Cincinnati
                                                           OH 45201-5354
                                                           1 888 GWK FUND
                                                           1 888 495 3863